Borrowed Funds - Summary of Fixed-To-Floating Rate Subordinated Notes Outstanding (Details) - Subordinated Debt - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Outstanding [Line Items]
Stated Maturity	Nov. 06, 2028	Nov. 06, 2028
Interest rate of subordinated note	5.90%	5.90% [1]
Principal amount of Subordinated Notes	$ 300,000	$ 300,000

[1]	From and including the date of original issuance to, but excluding November 6, 2023, the Notes will bear interest at an initial rate of 5.90% per annum payable semi-annually. Unless redeemed, from and including November 6, 2023 to but excluding the maturity date, the interest rate will reset quarterly to an annual interest rate equal to the then-current three-month LIBOR rate plus 278 basis point payable quarterly.